Consolidated statement of cash flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Profit before tax		$ 19,522	$ 15,810
Adjustments for non-cash items:
Depreciation, amortisation and impairment		2,456	2,225
Net loss/(gain) from investing activities	[1]	(239)	1,127
Share of profit in associates and joint ventures		(1,559)	(1,651)
Impairment of interest in associate	[2],[3]	0	1,000
Net loss on acquisition/disposal of subsidiaries, businesses, associates and joint ventures		355	73
Change in expected credit losses gross of recoveries and other credit impairment charges		2,548	2,077
Provisions including pensions		175	584
Share-based payment expense		319	315
Other non-cash items included in profit before tax		(1,420)	(2,732)
Elimination of exchange differences	[4]	8,390	(41,720)
Change in loans, deposits and other operating assets and liabilities	[5]	54,736	37,488
Dividends received from associates		222	850
Contributions paid to defined benefit plans		(96)	(67)
Tax paid		(3,647)	(2,197)
Net cash from operating activities		81,762	13,182
Cash flows from investing activities
Purchase of financial investments		(262,844)	(266,941)
Proceeds from the sale and maturity of financial investments		204,080	232,360
Net cash flows from the purchase and sale of property, plant and equipment		(1,002)	(504)
Net investment in intangible assets		(1,366)	(1,316)
Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures		390	0
Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures		(2,660)	(29)
Net cash from investing activities		(63,402)	(36,430)
Cash flows from financing activities
Issue of ordinary share capital and other equity instruments		3,992	4,096
Share buy-backs		0	(5,386)
Net sales/(purchases) of own shares for market-making and investment purposes		(750)	(1,100)
Net cash flow from change in stakes of subsidiaries	[6]	(13,643)	0
Redemption of preference shares and other equity instruments		(1,000)	(2,450)
Subordinated loan capital issued		0	2,340
Subordinated loan capital repaid		0	(1,986)
Dividends paid to shareholders of the parent company and non-controlling interests		(10,118)	(9,171)
Net cash from financing activities		(21,519)	(13,657)
Net decrease in cash and cash equivalents		(3,159)	(36,905)
Cash and cash equivalents at the beginning of the period		432,887	434,940
Exchange differences in respect of cash and cash equivalents		(5,456)	30,872
Cash and cash equivalents at the end of the period	[7]	$ 424,272	$ 428,907

[1]	Amount in 1H25 includes a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom.
[2]	The amount in 1H25 ‘Other operating (expense)/income’ includes a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom. In the same period we also recognised a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Impairment of interest in associate’.

[3]	Amount in 1H25 includes a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom.
[4]	Adjustments to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[5]	This line item comprises amounts previously presented as ‘Change in operating assets’ and ‘Change in operating liabilities’.
[6]	Amount in 1H26 relates to the privatisation of Hang Seng Bank.
[7]	Includes $1.7bn (1H25: $2.5bn) of cash and cash equivalents classified as held for sale